DoubleLine Emerging Markets Local Currency Bond Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 5.7%

Colombia - 2.4%
320,000,000	COP	Emgesa S.A.	8.75%		01/25/2021	86,823
500,000,000	COP	Empresas Publicas de Medellin ESP	8.38%	^	11/08/2027	140,876

						227,699

Mexico - 2.2%
2,030,000	MXN	America Movil S.A.B. de C.V.	6.45%		12/05/2022	89,506
2,800,000	MXN	International Finance Corporation	8.50%		11/23/2020	123,449

						212,955

Peru - 1.1%
44,000	PEN	Banco de Credito del Peru	4.85%		10/30/2020	12,536
325,000	PEN	Banco de Credito del Peru	4.65%	^	09/17/2024	94,336

						106,872

Total Foreign Corporate Bonds (Cost $625,251)						547,526

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 89.0%

Brazil - 7.0%
1,000	BRL	Nota Do Tesouro Nacional	10.00%		01/01/2025	215,565
2,000	BRL	Nota Do Tesouro Nacional	10.00%		01/01/2029	443,038

						658,603

Chile - 4.4%
160,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	4.00%	^	03/01/2023	213,905
140,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	199,864

						413,769

Colombia - 3.3%
725,000,000	COP	Colombian TES	6.25%		11/26/2025	209,271
350,000,000	COP	Colombian TES	7.50%		08/26/2026	106,146

						315,417

Czech Republic - 4.4%
9,840,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	416,633

						416,633

Hungary - 3.2%
90,000,000	HUF	Hungary Government Bond	3.00%		06/26/2024	307,248

						307,248

Indonesia - 10.8%
6,500,000,000	IDR	Indonesia Treasury Bond	6.13%		05/15/2028	427,722
1,900,000,000	IDR	Indonesia Treasury Bond	8.25%		05/15/2029	142,184
6,170,000,000	IDR	Indonesia Treasury Bond	8.38%		03/15/2034	456,325

						1,026,231

Israel - 4.0%
1,230,000	ILS	Israel Government Bond	1.75%		08/31/2025	381,302

						381,302

Malaysia - 4.4%
1,700,000	MYR	Malaysia Government Bond	3.50%		05/31/2027	416,293

						416,293

Mexico - 4.6%
20,000	MXN	Mexican Bonos	6.50%	ἄ	06/10/2021	88,429
20,000	MXN	Mexican Bonos	6.75%	ἄ	03/09/2023	91,541
52,000	MXN	Mexican Bonos	8.00%	ἄ	09/05/2024	253,135

						433,105

Peru - 4.8%
560,000	PEN	Peru Government Bond	6.15%	^	08/12/2032	180,992
930,000	PEN	Peru Government Bond	5.40%	^	08/12/2034	277,214

						458,206

Philippines - 5.1%
18,000,000	PHP	Philippine Government Bond	4.95%		01/15/2021	363,943
4,500,000	PHP	Philippine Government Bond	6.88%		01/10/2029	119,223

						483,166

Poland - 8.0%
1,065,000	PLN	Republic of Poland Government Bond	2.25%		04/25/2022	280,034
1,664,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	473,518

						753,552

Romania - 3.0%
1,160,000	RON	Romania Government Bond	5.85%		04/26/2023	286,665

						286,665

Russia - 8.4%
7,000,000	RUB	Russian Federal Bond	6.50%		02/28/2024	103,374
30,030,000	RUB	Russian Federal Bond	6.90%		05/23/2029	456,909
15,000,000	RUB	Russian Federal Bond	7.65%		04/10/2030	238,999

						799,282

Singapore - 3.7%
332,000	SGD	Singapore Government Bond	2.00%		02/01/2024	251,855
115,000	SGD	Singapore Government Bond	2.88%		07/01/2029	96,618

						348,473

South Africa - 4.8%
4,100,000	ZAR	Republic of South Africa Government Bond	7.75%		02/28/2023	252,415
3,780,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	201,497

						453,912

Thailand - 5.1%
7,170,000	THB	Thailand Government Bond	3.63%		06/16/2023	252,959
6,150,000	THB	Thailand Government Bond	3.85%		12/12/2025	230,462

						483,421

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $8,852,075)						8,435,278

Short Term Investments - 2.5%
78,153		BlackRock Liquidity Funds FedFund - Institutional Shares	0.09%	♦		78,153
78,129		Fidelity Institutional Money Market Government Portfolio - Class I	0.06%	♦		78,129
78,122		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		78,122

Total Short Term Investments (Cost $234,404)						234,404

Total Investments - 97.2% (Cost $9,711,730)						9,217,208
Other Assets in Excess of Liabilities - 2.8%						262,491

NET ASSETS - 100.0%						$9,479,699

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

♦	Seven-day yield as of June 30, 2020

ἄ	Principal amount is stated in 100 Mexican Peso Units.

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Republic Koruna

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	Russian Ruble

SGD	Singapore Dollar

THB	Thai Baht

ZAR	South African Rand

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	89.0%
Foreign Corporate Bonds	5.7%
Short Term Investments	2.5%
Other Assets and Liabilities	2.8%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Indonesia	10.8%
Russia	8.4%
Poland	8.0%
Brazil	7.0%
Mexico	6.8%
Peru	5.9%
Colombia	5.7%
Thailand	5.1%
Philippines	5.1%
South Africa	4.8%
Czech Republic	4.4%
Malaysia	4.4%
Chile	4.4%
Israel	4.0%
Singapore	3.7%
Hungary	3.2%
Romania	3.0%
United States	2.5%
Other Assets and Liabilities	2.8%

100.0%

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.